Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense	¥ 6,455	$ 923	¥ 6,969	¥ 6,964
Weighted average cost of capital used in impairment test, percentage	27.00%	27.00%
Revenue growth rate
Impairment on intangible assets	¥ 398,835	$ 57,033